UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21515

TS&W/Claymore Tax-Advantaged Balanced Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL	60532

(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

TS&W/Claymore Tax-Advantaged Balanced Fund

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-630-505-3700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments

March 31, 2005 (unaudited)

Principal Amount		Optional Call Provisions	Value
	Long-Term Municipal Bonds — 79.1%
	Arizona — 3.4%
$3,300,000	Maricopa County Industrial Development Authority Health Facilities Revenue, Catholic Health Care West-A, A-, Baa1 5.375%, 7/1/2023	7/1/14 @ 100	$3,423,915
4,500,000	Maricopa County Pollution Control Corp., Pollution Control Revenue Reference Public Service Co-A-RMK, BBB, Baa2 5.750%, 11/1/2022	5/1/06 @ 101	4,604,895

			8,028,810

	California — 18.8%
6,000,000	California Statewide Communities Development Authority Revenue Bentley School, NR, NR 6.750%, 7/1/2032	7/1/10 @ 103	6,364,380
4,000,000	California Statewide Communities Development Authority Revenue Sub-Wildwood Elementary School, NR, NR 7.000%, 11/1/2029	11/1/09 @ 102	4,263,720
3,200,000	California Statewide Community Development Authority Eskaton Properties, Inc., ACA Insured, A, NR 5.000%, 5/15/2029 (a)	—	3,200,000
1,395,000	Corona-Norco Unified School District, 2002 Special Tax Community Facilities District No. 98-1, AMBAC Insured, AAA, Aaa 5.100%, 9/1/2032	9/1/12 @ 100	1,438,357
1,080,000	Eastern California Municipal Water District Community Facilities, Special Tax Improvement Area 2-Sheffield/Rancho, NR, NR 5.875%, 9/1/2034	9/1/05 @ 102	1,102,507
7,620,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue Enhanced Asset Backed, Series B, A-, Baa1 5.500%, 6/1/2043	6/1/13 @ 100	8,044,815
2,580,000	Lincoln Improvement Board Act 1915 Public Finance Authority - Twelve Bridges, NR, NR 6.200%, 9/2/2025	9/2/09 @ 102	2,715,424
	Murrieta Valley Unified School District, Special Tax Community Facilities District No. 2000-2, NR, NR
1,625,000	6.300%, 9/1/2024	3/1/12 @ 101	1,770,047
2,505,000	6.375%, 9/1/2032	3/1/12 @ 101	2,702,194
1,000,000	Orange County Community Facilities District, Special Tax No. 03-1-Ladera Ranch, Series A, NR, NR 5.625%, 8/15/2034	8/15/12 @ 101	1,023,030
1,800,000	Palm Springs Community Redevelopment Agency Tax Allocation Reference Merged Production No. 1, Series A, A-, NR 5.500%, 9/1/2034	9/1/14 @ 100	1,863,162
4,000,000	Palm Springs Financing Authority Lease Revenue Convention Center Expansion Project, 2004 Series A, MBIA Insured, AAA, Aaa 5.500%, 11/1/2035	11/1/14 @ 102	4,373,000

Principal Amount		Optional Call Provisions	Value
$1,350,000	Poway Unified School District, Special Tax Community Facilities District Number 6-Area-A, NR, NR 6.125%, 9/1/2033	9/1/10 @ 102	1,412,451
915,000	Poway Community Facilities District Number 10-Area-E, NR, NR 5.750%, 9/1/2032	9/1/08 @ 102	932,056
820,000	Snowline California Joint Unified School District Community Facility Special Tax, No. 2002-1, Series A, NR, NR 5.400%, 9/1/2034	9/1/05 @ 103	827,191
1,870,000	William S. Hart Joint School Financing Authority CFD’s No’s 90-1, 99-1 & 2000-1 Series 2004, BBB+, NR 5.625%, 9/1/2034	9/1/12 @ 100	1,936,086

			43,968,420

	Colorado — 1.9%
1,355,000	Denver Health & Hospital Authority Health Care Revenue Series 1998 A, ACA Insured, A, NR 5.375%, 12/1/2028	12/1/08 @ 101	1,366,788
	Denver Health & Hospital Authority Health Care Revenue Series 2004 A, BBB, Baa3
1,000,000	6.000%, 12/1/2031	12/1/11 @ 100	1,034,830
2,000,000	6.250%, 12/1/2033	12/1/14 @ 100	2,134,300

			4,535,918

	Delaware — 0.2%
500,000	Delaware State Health Facilities Authority Beebe Medical Center Project, Series 2004 A, BBB, Baa1 5.500%, 6/1/2024	6/1/14 @ 100	516,530

	Florida — 2.4%
5,450,000	Saint Johns County Industrial Development Authority First Mortgage Revenue Presbyterian Retirement, Series A, NR, NR 5.625%, 8/1/2034	8/1/14 @ 101	5,666,965

	Georgia — 5.6%
3,000,000	Chatham County Hospital Authority Memorial Health University Medical Center, Series 2004 A, A-, A3 5.500%, 1/1/2034	1/1/14 @ 100	3,120,090
	Milledgeville and Baldwin County Development Authority Georgia College & State University Foundation Property III, LLC Student Housing System, BBB, NR
2,500,000	5.625%, 9/1/2030	9/1/14 @ 101	2,581,800
1,000,000	6.000%, 9/1/2033	9/1/14 @ 101	1,061,250
	Richmond County Development Authority ASU Jaguar Student Housing I LLC, Series 2004 A, NR, A3
2,865,000	5.250%, 2/1/2030	2/1/14 @ 100	2,911,356
3,350,000	5.250%, 2/1/2035	2/1/14 @ 100	3,404,672

			13,079,168

	Illinois — 2.6%
4,000,000	Illinois Educational Facilities Authority Revenue University of Chicago, Series A, AA, Aa1 5.125%, 7/1/2038	7/1/08 @ 101	4,062,000

Principal Amount		Optional Call Provisions	Value
$2,000,000	Metropolitan Pier and Exposition Authority McCormick Place Expansion Project, Series 2004 A, AA-, A1 5.500%, 6/15/2027	6/15/06 @ 100	2,015,360

			6,077,360

	Indiana — 0.9%
2,000,000	Indiana Health Facility Financing Authority Hospital Revenue Deaconess Hospital Obligated Group, Series 2004 A, AMBAC Insured, AAA, Aaa 5.375%, 3/1/2034	3/1/14 @ 100	2,121,260

	Kansas — 1.1%
2,500,000	Burlington Pollution Control Revenue Kansas Gas and Electric Co. Project, Series 2004 A, MBIA Insured, AAA, Aaa 5.300%, 6/1/2031	6/1/14 @ 100	2,642,950

	Massachusetts — 2.6%
930,000	Massachusetts Development Finance Agency Revenue Hampshire College, BBB, Baa2 5.625%, 10/1/2024	10/1/14 @ 100	972,817
	Massachusetts Development Finance Agency Revenue Evergreen Center, BBB-, NR
210,000	4.000%, 1/1/2010	—	205,279
225,000	4.250%, 1/1/2012	—	218,176
245,000	4.500%, 1/1/2014	—	236,386
1,505,000	5.500%, 1/1/2020	1/1/15@ 100	1,519,568
1,820,000	5.500%, 1/1/2035	1/1/15@ 100	1,754,098
1,250,000	Massachusetts Development Finance Agency Revenue First Mortgage Brokhaven, Series A, RADIAN Insured, AA, NR 5.000%, 3/1/2035	3/1/12@ 102	1,244,175

			6,150,499

	Minnesota — 1.6%
3,650,000	Duluth Economic Development Authority Benedictine Health System, Saint Mary’s Duluth Clinic Health System, Series 2004, A-, NR 5.250%, 2/15/2028	2/15/14 @ 100	3,706,429

	Missouri — 5.4%
4,690,000	Cole County Industrial Development Authority Senior Living Facilities Revenue Lutheran Senior Services Heisinger Project, NR, NR 5.500%, 2/1/2035	2/1/14 @ 100	4,809,970
	Missouri State Development Finance Board
6,000,000	Branson Landing Project, Series 2004 A, BBB+, Baa1 5.625%, 12/1/2028	6/1/14 @ 100	6,250,680
1,500,000	Crackerneck Creek Project, Series C, A+, NR 5.000%, 3/1/2026	3/1/14 @ 100	1,450,815

			12,511,465

	New Jersey — 9.2%
6,400,000	Camden County Improvement Authority Cooper Health System, Series 2004 A, BBB, Baa3 5.750%, 2/15/2034	8/15/14 @ 100	6,609,664

Principal Amount		Optional Call Provisions	Value
	New Jersey Economic Development Authority Revenue Cigarette Tax, BBB, Baa2
$1,850,000	5.750%, 6/15/2029	6/15/14 @ 100	1,942,851
1,000,000	5.500%, 6/15/2031	6/15/14 @ 100	1,024,580
5,000,000	5.750%, 6/15/2034	6/15/14 @ 100	5,235,950
2,000,000	New Jersey Health Care Facilities Financing Authority Revenue Saint Elizabeth Hospital Obligated Group, BBB-, Baa3 6.000%, 7/1/2020	7/1/07 @ 102	2,065,880
3,000,000	New Jersey Educational Facilities Authority Fairleigh Dickinson University, Series 2002 D, NR, NR 6.000%, 7/1/2025	7/1/13 @ 100	3,190,080
1,450,000	New Jersey Educational Facilities Authority Stevens Institute of Technology, Series 2004 B, BBB+, Baa2 5.375%, 7/1/2034	7/1/14 @ 100	1,496,588

			21,565,593

	New York — 2.3%
5,000,000	New York City Transitional Finance Authority Future Tax Secured, Series E, AAA, Aa1 5.000%, 2/1/2033	2/1/13 @ 100	5,130,000
200,000	New York State Dormitory Authority White Plains Hospital Medical Center, FHA-Insured Mortgage, AAA, NR 4.625%, 2/15/2018	8/15/14 @ 100	204,962

			5,334,962

	Ohio — 4.3%
4,560,000	Akron Bath Copley Joint Township Hospital District Revenue Hospital Facilities-Summa Health Systems, Series A, RADIAN Insured, NR, Aa3 5.500%, 11/15/2034	11/15/14 @ 100	4,865,338
5,000,000	Toledo-Lucas County Port Authority Special Assessment Revenue Crocker Park Public Improvement Project Series 2003, NR, NR 5.375%, 12/1/2035	12/1/13 @ 102	5,180,800

			10,046,138

	Pennsylvania — 5.9%
3,750,000	Pennsylvania Higher Educational Facilities Authority Widener University Series 2003, BBB+, NR 5.375%, 7/15/2029	7/15/13 @ 100	3,875,025
9,530,000	Sayre Health Care Facilities Authority Guthrie Health, Series 2002 A, A-, NR 5.875%, 12/1/2031	12/1/11 @ 101	9,993,063

			13,868,088

	Rhode Island — 3.0%
	Rhode Island State Health & Educational Building Corp. Revenue Hospital Financing Lifespan Obligated Group, BBB+, Baa1
3,500,000	6.375%, 8/15/2021	8/15/12 @ 100	3,835,930
3,000,000	6.500%, 8/15/2032	8/15/12 @ 100	3,290,700

			7,126,630

Principal Amount		Optional Call Provisions	Value
	South Carolina — 2.9%
	Lexington County Health Services District, Inc. Hospital Revenue Lexington Medical Center, Series 2004, A, A2
$1,430,000	5.500%, 5/1/2032	5/1/14 @ 100	1,480,250
5,000,000	5.500%, 5/1/2037	5/1/14 @ 100	5,189,000

			6,669,250

	Texas — 3.0%
6,780,000	Richardson Hospital Authority Hospital Refinance & Improvement Richardson Regional, BBB, Baa2 6.000%, 12/1/2034	12/1/13 @ 100	6,998,791

	Wisconsin — 2.0%
3,350,000	Wisconsin State Health & Educational Facilities Authority Revenue Aurora Health Care, Series A, BBB+, NR 5.600%, 2/15/2029	2/15/09 @ 101	3,400,317
	Wisconsin State Health & Educational Facilities Authority Revenue Blood Center Southeastern Project, BBB+, NR
500,000	5.500%, 6/1/2024	6/1/14 @ 100	512,105
750,000	5.750%, 6/1/2034	6/1/14 @ 100	777,832

			4,690,254

	Total Long-Term Municipal Bonds — 79.1% (Cost $178,697,145)		185,305,480

Number of Shares			Value
	Common Stocks — 56.7%
	Automotive — 1.1%
60,000	DaimlerChrysler AG (Germany)		2,683,200

	Banking and Finance — 16.1%
40,000	Australia and New Zealand Banking Group Ltd. ADR (Australia)		3,189,200
60,000	Bank of America Corp.		2,646,000
50,000	BB&T Corp.		1,954,000
100,000	Citigroup, Inc.		4,494,000
40,000	HSBC Holdings PLC ADR (United Kingdom)		3,176,000
125,000	ING Groep NV ADR (Netherlands)		3,778,750
110,000	National City Corp.		3,685,000
150,000	New York Community Bancorp, Inc.		2,724,000
70,000	PNC Financial Services Group		3,603,600
100,000	U.S. Bancorp		2,882,000
50,000	Wachovia Corp.		2,545,500
75,000	Washington Mutual, Inc.		2,962,500

			37,640,550

	Beverages, Food and Tobacco — 3.6%
60,000	Altria Group, Inc.		3,923,400
110,000	Sara Lee Corp.		2,437,600
40,000	UST, Inc.		2,068,000

			8,429,000

Number of Shares		Value
	Building and Building Products — 0.7%
46,500	Masco Corp.	1,612,155

	Business Equipment and Services — 1.3%
66,500	Pitney Bowes, Inc.	3,000,480

	Chemicals — 0.9%
30,000	PPG Industries, Inc.	2,145,600

	Computers — 0.9%
100,000	Hewlett-Packard Co.	2,194,000

	Computers — Software and Peripherals — 0.8%
75,000	Microsoft Corp.	1,812,750

	Conglomerates — 1.1%
75,000	General Electric Co.	2,704,500

	Consumer Goods and Services — 0.8%
90,000	Mattel, Inc.	1,921,500

	Electronics — 0.9%
40,000	Hubbell, Inc., Class B	2,044,000

	Entertainment — 0.9%
100,000	Regal Entertainment Group, Class A	2,103,000

	Household and Personal Care Products — 2.3%
47,500	Kimberly-Clark Corp.	3,122,175
106,500	Newell Rubbermaid, Inc.	2,336,610

		5,458,785

	Insurance — 2.4%
65,000	Allstate Corp. (The)	3,513,900
55,000	St. Paul Travelers Cos., Inc. (The)	2,020,150

		5,534,050

	Metals and Mining — 0.9%
20,000	Phelps Dodge Corp.	2,034,600

	Oil and Gas — 8.9%
65,000	BP Amoco PLC ADR (United Kingdom)	4,056,000
70,000	ChevronTexaco Corp.	4,081,700
80,000	KeySpan Corp.	3,117,600
60,000	Marathon Oil Corp.	2,815,200
60,000	Shell Transport & Trading Co. PLC ADR (United Kingdom)	3,261,600
30,000	Total SA ADR (France)	3,516,900

		20,849,000

	Pharmaceuticals — 2.8%
135,000	Bristol-Myers Squibb Co.	3,437,100
70,000	GlaxoSmithKline PLC ADR (United Kingdom)	3,214,400

		6,651,500

Number of Shares			Value
	Publishing — 1.1%
85,000	R.R. Donnelley & Sons Co.		2,687,700

	Telecommunications — 4.3%
85,000	BCE, Inc. (Canada)		2,124,150
60,000	BellSouth Corp.		1,577,400
56,300	BT Group PLC ADR (United Kingdom)		2,192,322
100,000	SBC Communications, Inc.		2,369,000
50,000	Verizon Communications, Inc.		1,775,000

			10,037,872

	Transportation — 0.8%
25,000	United Parcel Service, Inc., Class B		1,818,500

	Utilities—Gas and Electric — 2.7%
55,000	DTE Energy Co.		2,501,400
75,000	NiSource, Inc.		1,709,250
50,000	Progress Energy, Inc.		2,097,500

			6,308,150

	Waste Management — 1.4%
110,000	Waste Management, Inc.		3,173,500

	Total Common Stocks — 56.7% (Cost $126,778,183)		132,844,392

Principal Amount		Optional Call Provisions	Value
	Corporate Bonds — 11.1%
	Aerospace/Defense — 0.4%
$1,000,000	DRS Technologies, Inc., B, B2 6.875%, 11/1/2013	11/1/08 @ 103.44	$1,000,000

	Automotive — 0.4%
1,000,000	Navistar International, BB-, Ba3 7.500%, 6/15/2011	6/15/08 @ 103.75	1,007,500

	Banking and Finance — 1.0%
1,250,000	E* Trade Financial Corp., B+, B1 (b) 8.000%, 6/15/2011	6/15/08 @ 104	1,287,500
1,000,000	Presidential Life Corp., B+, B2 7.875%, 2/15/2009	—	1,000,000

			2,287,500

	Building and Building Products — 0.4%
1,000,000	K Hovnanian Enterprises, BB, Ba1 6.500%, 1/15/2014	—	977,500

	Coal — 0.4%
1,000,000	Massey Energy Co., BB, Ba3 6.625%, 11/15/2010	11/15/07 @ 103.31	1,005,000

Principal Amount		Optional Call Provisions	Value
	Entertainment — 1.0%
$1,500,000	Carmike Cinemas, Inc., CCC+, Caa1 7.500%, 2/15/2014	2/15/09 @ 103.75	1,471,875
900,000	Scientific Games Corp., B+, B1 (b) 6.250%, 12/15/2012	12/15/08 @ 103.13	895,500

			2,367,375

	Forest Products & Paper — 0.6%
400,000	Boise Cascade LLC, B+, B2 (b) 7.125%, 10/15/2014	10/15/09 @ 103.56	405,000
1,100,000	Stone Container Finance (Canada), B, B2 7.375%, 7/15/2014	7/15/09 @ 103.69	1,089,000

			1,494,000

	Food — 0.4%
1,000,000	Smithfield Foods, Inc., BB, Ba2 7.000%, 8/1/2011	—	1,023,750

	Health and Medical Facilities — 0.6%
1,325,000	Triad Hospitals, Inc., B+, B2 7.000%, 5/15/2012	5/15/08 @ 103.5	1,338,250

	Home Furnishings — 0.5%
1,000,000	Sealy Mattress Co., B-, B3 8.250%, 6/15/2014	6/15/09 @ 104.13	1,042,500

	Iron/Steel — 0.4%
975,000	AK Steel Corp., B+, B1 7.875%, 2/15/2009	6/13/05 @ 102.65	955,500

	Office Equipment & Supplies — 0.4%
1,000,000	Xerox Capital Trust I, B-, Ba3 8.000%, 2/1/2027	2/1/07 @ 102.45	1,000,000

	Real Estate Investment Trusts — Hotels — 0.3%
850,000	Host Marriott LP, B+, Ba3 (b) 6.375%, 3/15/2015	3/15/10 @ 103.19	811,750

	Retail—Apparel and Shoes — 0.5%
1,000,000	Foot Locker, Inc., BB+, Ba2 8.500%, 1/15/2022	—	1,085,000

	Special Purpose Entity — 2.8%
3,600,000	Dow Jones CDX, NR, B3 (b) 7.750%, 12/29/2009	—	3,514,500
3,000,000	Dow Jones CDX, NR, B3 (b) 8.000%, 12/29/2009	—	2,913,750

			6,428,250

Number of Shares			Value
	Telecommunications — 0.5%
$1,000,000	Nextel Communications, Inc., BB, Ba3 6.875%, 10/31/2013	10/31/08 @ 103.44	1,042,500

	Transportation — 0.5%
1,000,000	General Maritime Corp. (Marshall Island), B+, B1 10.000%, 3/15/2013	3/15/08 @ 105	1,112,500

	Total Corporate Bonds — 11.1% (Cost $26,041,768)		25,978,875

	Preferred Stocks — 2.4%
	Real Estate Investment Trusts — 2.2%
20,000	Brandywine Realty Trust, Series C, 7.500%, NR, NR		496,000
10,000	CarrAmerica Realty Corp., Series E, 7.500%, BBB-, Baa3		257,600
20,000	CBL & Associates Properties, Series C, 7.750%, NR, NR		510,000
25,000	CBL & Associates Properties, Series D, 7.375%, NR, NR		618,000
9,000	Capital Automotive REIT, Series A, 7.500%, BB+, Ba1		222,750
20,000	Developers Diversified Realty, 8.600%, BBB-, Ba1		525,800
5,461	Glenborough Realty Trust, Inc., Series A, 7.750%, NR, Ba3		135,160
20,000	Health Care REIT, Inc., Series D, 7.875%, BB+, Ba1		501,000
10,000	iStar Financial, Inc., Series I, 7.500%, BB, Ba2		248,500
5,000	PS Business Parks, Inc., Series H, 7.000%, BBB-, Ba1		121,400
20,000	Realty Income Corp., Series D, 7.375%, BBB-, Baa3		520,800
18,500	Regency Centers Corp., 7.250%, BBB-, Baa3		465,275
25,000	Vornado Realty Trust, Series E, 7.000%, BBB-, Baa3		627,250

			5,249,535

	Pipelines — 0.2%
15,000	Dominion Consolidated Natural Gas Capital Trust I, 7.800%, BBB-, Baa1		391,500

	Total Preferred Stocks (Cost $5,588,385)		5,641,035

	Investment Companies — 0.1%
5,000	AEW Real Estate Income Fund		85,800
5,000	Neuberger Berman Real Estate Income Fund, Inc.		96,250
7,000	Scudder RREEF Real Estate Fund II, Inc.		104,860

	Total Investment Companies (Cost $266,359)		286,910

	Total Long-Term Investments — 149.4% (Cost $337,371,840)		350,056,692

Principal Amount			Value
	Short-Term Investments—0.9%
	New York—0.9%
$200,000	New York, Series B-2, Sub-Series B-5, MBIA Insured, AAA/A-1+, Aaa/VMIG1 (c) 2.180%, 8/15/2011		200,000
1,800,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A FGIC Insured, AAA/A-1+, Aaa/VMIG1 (c) 2.250%, 6/15/2025		1,800,000

Principal Amount		Value
	Total Short-Term Investments (Cost $ 2,000,000)	2,000,000

	Total Investments — 150.3% (Cost $339,371,840)	352,056,692
	Other assets less liabilities — 0.9%	2,129,562
	Preferred Shares, at Liquidation Value - (-51.2% of Net Assets Applicable to Common Shares or - 34.1% of Total Investments)	(120,000,000)

	Net Assets Applicable to Common Shares—100.0%	$234,186,254

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate *	Unrealized Depreciation
Morgan Stanley	9/26/2015	$21,000	4.01%	BMA	$(165,356)
JP Morgan Chase & Co.	9/29/2015	21,000	4.03%	BMA	(234,199)

					$(399,555)

*	BMA - Bond Market Association Municipal Swap Index
For	each swap noted, the Fund pays a fixed rate and receives a floating rate.

ACA	American Capital Access.
ADR	American Depositary Receipt.
AMBAC	American Municipal Bond Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Authority.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
MBIA	Municipal Bond Investors Assurance.
PLC	Public Limited Company.
RADIAN	Radian Group, Inc.

(a)	Variable rate security. The rate shown is as of March 31, 2005.
(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to 4.2% of Net Assets Applicable to Common Shares.
(c)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of March 31, 2005.

Ratings shown are per Standard & Poor’s and Moody’s. Securities classified as NR are not rated. All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See previously submitted notes to financial statements for the period ending December 31, 2004.

Country Allocation*

United States	90.5%
United Kingdom	4.5%
Netherlands	1.1%
France	1.0%
Canada	0.9%
Australia	0.9%
Germany	0.8%
Marshall Island	0.3%

* Based on Total Investments. Subject to change daily.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	May 27, 2005

By:	/s/ Steve M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	May 27, 2005